32 Operating Costs and Expenses (Details 5) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of operating costs and expenses [line items]
Construction cost	R$ 1,417,504	R$ 1,091,396	R$ 1,052,208
Materials And Supplies [member]
Disclosure of operating costs and expenses [line items]
Construction cost	781,807	548,336	507,899
Third-party services [member]
Disclosure of operating costs and expenses [line items]
Construction cost	460,952	395,607	400,680
Personnel [member]
Disclosure of operating costs and expenses [line items]
Construction cost	140,108	125,777	124,469
Others [member]
Disclosure of operating costs and expenses [line items]
Construction cost	R$ 34,637	R$ 21,676	R$ 19,160